Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 127,003,377.71
Total Fee Amount	17,539.17
Total Offset Amount	0.00
Net Fee	$ 17,539.17
Offering Table N/A
Offset Table N/A	N/A